Net interest income	12 Months Ended
Dec. 31, 2018
Dsclosure of interest income and expense [abstract]
Net interest income
Notes to the Consolidated statement of profit or loss
21 Net interest income

Net interest income
	2018	2017	2016
Interest income on loans	19,368	18,338	18,476
Interest income on financial assets at fair value through OCI	554	n/a	n/a
Interest income on financial assets at amortised cost	378	n/a	n/a
Interest income on non-trading derivatives (hedge accounting)	4,497	n/a	n/a
Negative interest on liabilities	453	500	175
Interest income using effective interest rate method	25,249	n/a	n/a

Interest income on financial assets at fair value through profit or loss	1,795	n/a	n/a
Interest income on investments	n/a	1,494	1,756
Interest income on trading derivatives	n/a	16,108	16,081
Interest income on other trading portfolio	n/a	1,028	728
Interest income on non-trading derivatives (no hedge accounting)	677	594	623
Interest income on non-trading derivatives (hedge accounting)	n/a	5,690	6,213
Interest income other	25	138	130
Other interest income	2,498	n/a	n/a
Interest income	27,747	43,890	44,182

Interest expense on deposits from banks	362	301	283
Interest expense on customer deposits	2,607	2,664	3,160
Interest expense on debt securities in issue	2,254	2,054	2,290
Interest expense on subordinated loans	711	784	816
Negative interest on assets	412	407	184
Interest expense on non-trading derivatives (hedge accounting)	4,826	5,946	6,720
Interest expense using effective interest rate method	11,171	n/a	n/a

Interest expense on financial liabilities at fair value through profit or loss	1,578	n/a	n/a
Interest expense on trading derivatives	n/a	16,117	16,263
Interest expense on other trading liabilities	n/a	744	210
Interest expense on non-trading derivatives (no hedge accounting)	1,005	895	652
Interest expense other	33	331	363
Other interest expense	2,615	n/a	n/a

Interest expense	13,787	30,243	30,941

Net interest income	13,960	13,647	13,241

Total Net interest income of EUR 13,960 million includes interest income and expense for instruments calculated using the effective interest rate method and other interest income and interest expense. IFRS 9 resulted in changes to IAS 1 for the presentation of Interest income for instruments calculated using the effective interest rate method, which ING reports as a separate line item in the consolidated statement of profit or loss as from current reporting period.

To further enhance the relevance of the interest disclosures, ING Group changed its separate presentation of interest (income and expenses) for trading derivatives, trading securities and trading loans / deposits (mainly repo’s) to presenting the full fair value movements in ‘Valuation results and net trading income’. The change in presentation is in line with the changed presentation of accrued interest in the balance sheet that is no longer separately presented, but included in the corresponding balance sheet item of the host contract.

The new interest presentation was applied prospectively together with the other presentation requirements of IFRS 9.

To explain the impact of this change in presentation the table below provides a reconciliation between the ‘Net interest income’ and ‘Valuation results and net trading income’ as reported in 2017 and the comparable amounts applying the 2018 accounting policies.

Impact of adoption of IFRS 9 on interest income and and expense presentation
	Reported as at 31 December 2017	Reclassification ofinterest related totrading assets/liabilities	2017 on comparable basis to 2018	Reported as at 31 December 2018
Total interest income	43,890	–17,136	26,754	27,747
Total interest expense	–30,243	16,862	–13,381	–13,787
Net interest income	13,647	–274	13,373	13,960

Valuation results and net trading income	1,512	274	1,786	1,227

Refer to Note 23 ‘Valuation and result and net trading income’ for the interest income and expense from trading assets and liabilities recognised in 2018.